Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Earnings Per Share

All figures in £ millions	Notes	2019	2018	2017
Earnings/(loss) for the year from continuing operations		266	590	408
Non-controlling interest		(2)	(2)	(2)

Earnings/(loss) attributable to equity holders of the company		264	588	406

Weighted average number of shares (millions)		777.0	778.1	813.4
Effect of dilutive share options (millions)		0.5	0.6	0.3
Weighted average number of shares (millions) for diluted earnings		777.5	778.7	813.7

Earnings/(loss) per share
Basic		34.0p	75.6p	49.9p
Diluted		34.0p	75.5p	49.9p